John Hancock
Asset-Based Lending Fund
Quarterly portfolio holdings 1/31/2023

Fund’s investments
As of 1-31-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Collateralized mortgage obligations 14.2%				$14,402,110
(Cost $14,208,248)
Commercial and residential 7.2%				7,302,479
New Residential Mortgage Loan Trust
Series 2018-1A, Class A1A (A)(B)	4.000	12-25-57	2,356,689	2,251,479
Series 2018-5A, Class A1 (A)(B)	4.750	12-25-57	2,675,459	2,650,702
Ready Capital Mortgage Financing LLC
Series 2021-FL6, Class AS (1 month LIBOR + 1.200%) (A)(C)	5.706	07-25-36	2,500,000	2,400,298
U.S. Government Agency 7.0%				7,099,631
Federal Home Loan Mortgage Corp.
Series 2021-DNA6, Class M2 (1 month SOFR + 1.500%) (A)(C)	5.810	10-25-41	1,351,480	1,294,106
Series 2021-DNA7, Class M2 (1 month SOFR + 1.800%) (A)(C)	6.110	11-25-41	2,611,110	2,514,838
Series 2022-DNA1, Class M1B (1 month SOFR + 1.850%) (A)(C)	6.160	01-25-42	1,016,750	984,753
Federal National Mortgage Association
Series 2023-R01, Class 1M1 (1 month SOFR + 2.400%) (A)(C)	6.710	12-25-42	2,297,333	2,305,934

Asset backed securities 35.8%				$36,270,571
(Cost $36,181,882)
Asset backed securities 35.8%				36,270,571
American Credit Acceptance Receivables Trust
Series 2022-1, Class D (A)	2.460	03-13-28	1,765,000	1,637,761
Apidos CLO XXV
Series 2016-25A, Class A1R (3 month LIBOR + 1.170%) (A)(C)	5.978	10-20-31	2,750,000	2,725,685
Arbor Realty Commercial Real Estate Notes, Ltd.
Series 2022-FL2, Class D (1 month CME Term SOFR + 4.350%) (A)(C)	8.828	05-15-37	2,500,000	2,458,772
BDS, Ltd.
Series 2020-FL5, Class B (1 month CME Term SOFR + 1.914%) (A)(C)	6.397	02-16-37	1,000,000	973,373
BPCRE, Ltd.
Series 2022-FL2, Class AS (1 month CME Term SOFR + 3.100%) (A)(C)	7.582	01-16-37	1,000,000	1,000,010
Carbone CLO, Ltd.
Series 2017-1A, Class A1 (3 month LIBOR + 1.140%) (A)(C)	5.948	01-20-31	2,500,000	2,480,958
Carvana Auto Receivables Trust
Series 2021-P3, Class A3	0.700	11-10-26	2,000,000	1,886,540
Cedar Funding VII CLO, Ltd.
Series 2018-7A, Class A2 (3 month LIBOR + 1.130%) (A)(C)	5.938	01-20-31	2,000,000	1,956,008
Elmwood CLO X, Ltd.
Series 2021-3A, Class B (3 month LIBOR + 1.600%) (A)(C)	6.408	10-20-34	2,500,000	2,441,548
Flagship Credit Auto Trust
Series 2019-2, Class D (A)	3.530	05-15-25	1,757,000	1,717,126
GPMT, Ltd.
Series 2021-FL4, Class D (1 month LIBOR + 2.850%) (A)(C)	7.363	12-15-36	2,000,000	1,846,010
Hertz Vehicle Financing LLC
Series 2021-1A, Class A (A)	1.210	12-26-25	3,500,000	3,256,102
KKR CLO 18, Ltd.
Series 2018, Class AR (3 month LIBOR + 0.940%) (A)(C)	5.735	07-18-30	895,380	885,947
Magnetite XXI, Ltd.
Series 2019-21A, Class BR (3 month LIBOR + 1.350%) (A)(C)	6.158	04-20-34	2,500,000	2,395,165
Marlette Funding Trust
Series 2022-1A, Class B (A)	2.340	04-15-32	2,500,000	2,373,567
MF1, Ltd.
Series 2022-FL8, Class AS (1 month SOFR + 1.750%) (A)(C)	6.060	02-19-37	1,500,000	1,450,136
Starwood Commercial Mortgage Trust
Series 2021-FL2, Class C (1 month LIBOR + 2.100%) (A)(C)	6.570	04-18-38	1,000,000	937,234
TRTX Issuer, Ltd.
Series 2019-FL3, Class B (1 month CME Term SOFR + 1.864%) (A)(C)	6.347	10-15-34	2,000,000	1,982,925
Westlake Automobile Receivable Trust
Series 2022-1A, Class D (A)	3.490	03-15-27	2,000,000	1,865,704
1	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Term loans 5.9%				$5,934,600
(Cost $5,966,982)
Transportation 5.9%				5,934,600

Aeronautics Fund, Secured Term Loan (D)	13.000	09-23-25	6,000,000	5,934,600
Special purpose vehicle for consumer loans 4.9%				$5,000,000
(Cost $5,000,000)
JH Consumer Loan Trust (D)(E)			5,000,000	5,000,000

	Yield (%)	Shares	Value
Short-term investments 38.5%			$39,072,069
(Cost $39,072,069)
Short-term funds 38.5%			39,072,069
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.1717(F)	39,072,069	39,072,069

Total investments (Cost $100,429,181) 99.3%	$100,679,350
Other assets and liabilities, net 0.7%	659,482
Total net assets 100.0%	$101,338,832

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $48,786,141 or 48.1% of the fund’s net assets as of 1-31-23.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The fund holds an affiliate interest in the special purpose vehicle through this investment.
(F)	The rate shown is the annualized seven-day yield as of 1-31-23.
The fund had the following country composition as a percentage of net assets on 1-31-23:
United States	79.2%
Cayman Islands	19.8%
Bermuda	1.0%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	2

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	13	Short	Mar 2023	$(2,670,578)	$(2,673,430)	$(2,852)
						$(2,852)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
3	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are valued at the end of each month at a minimum.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Private loan investments, including special purpose vehicles, are measured at fair value based on the present value of the expected cash flows of the loans. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of private loans include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments a third-party market participant would take into account in pricing a transaction. Private loans valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Advisor’s Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2023, by major security category or type:
	Total value at 1-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Collateralized mortgage obligations	$14,402,110	—	$14,402,110	—
Asset backed securities	36,270,571	—	36,270,571	—
Term loans	5,934,600	—	—	$5,934,600
Special purpose vehicle for consumer loans	5,000,000	—	—	5,000,000
Short-term investments	39,072,069	$39,072,069	—	—
Total investments in securities	$100,679,350	$39,072,069	$50,672,681	$10,934,600
Derivatives:
Liabilities
Futures	$(2,852)	$(2,852)	—	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
	Term loans	Special purpose vehicle for consumer loans	Total
Balance as of 10-31-22	$5,958,698	—	$5,958,698
Purchases	—	$5,000,000	5,000,000
Sales	—	—	—
Realized gain (loss)	—	—	—
Net amortization of (premium) discount	3,148	—	3,148
Change in unrealized appreciation (depreciation)	(27,246)	—	(27,246)
Balance as of 1-31-23	$5,934,600	$5,000,000	$10,934,600
Change in unrealized appreciation (depreciation) at period end[1]	$(27,246)	—	$(27,246)

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
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The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 1-31-23	Valuation technique	Significant unobservable inputs	Input/Range*
Term loans	$5,934,600	Recent transaction/Discounted cash flow	Weighting Transaction price Discount rate	30%/70% $99.31 12% - 14.25%
Special purpose vehicle for consumer loans	5,000,000	Recent transaction	Transaction price	$100

Total	$10,934,600

*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of January 31, 2023 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
Transaction price	Increase	Decrease
Weighting	Variable	Variable
Investment in affiliates. Information regarding the fund’s fiscal year to date purchases and sales of affiliated investments as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
JH Consumer Loan Trust	5,000,000	—	$5,000,000	—	—	—	$69,108	—	$5,000,000
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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